Document and Entity Information Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	FORESCOUT TECHNOLOGIES, INC
Entity Central Index Key	0001145057
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Amendment Flag	false